                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

             AMERICAN GROWTH SERIES AND AMERICAN GROWTH SERIES - I

                      SUPPLEMENT DATED SEPTEMBER 24, 2002
                                    TO THE
     PROSPECTUS DATED MAY 1, 2002 AND THE PROSPECTUSES DATED MAY 1, 2000,
                          AS SUPPLEMENTED MAY 1, 2002

   This Supplement describes changes to the prospectus describing the American Growth Series and American Growth Series - I variable annuity contracts (the "Contracts") issued by New England Life Insurance Company. You should retain this supplement with your contract prospectus for future reference.

   The following information replaces the information concerning the PIMCO Total Return Sub-Account found under ACCUMULATION UNIT VALUES on page A-57 of the American Growth Series Prospectus dated May 1, 2002.

                                                                NUMBER OF
                                                               ACCUMULATION
                                  ACCUMULATION                    UNITS
                                  UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                  BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                     PERIOD     END OF PERIOD (IN THOUSANDS)
                                  ------------- ------------- --------------
   PIMCO Total Return Sub-Account
     05/01/01* to 12/31/01.......   1.001001      1.053729        7,734

   The following information replaces the information concerning the PIMCO Total Return Sub-Account found under ACCUMULATION UNIT VALUES on page A-31 of the American Growth Series Supplement dated May 1, 2002 to the Prospectus dated May 1, 2000.

                                                                NUMBER OF
                                                               ACCUMULATION
                                  ACCUMULATION                    UNITS
                                  UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                  BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                     PERIOD     END OF PERIOD (IN THOUSANDS)
                                  ------------- ------------- --------------
   PIMCO Total Return Sub-Account
     05/01/01* to 12/31/01.......   1.001001      1.053729        7,734

   The following information replaces the information concerning the PIMCO Total Return Sub-Account found under ACCUMULATION UNIT VALUES on page A-29 of the American Growth Series - I Supplement dated May 1, 2002 to the Prospectus dated May 1, 2000.

                                                                NUMBER OF
                                                               ACCUMULATION
                                  ACCUMULATION                    UNITS
                                  UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                  BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                     PERIOD     END OF PERIOD (IN THOUSANDS)
                                  ------------- ------------- --------------
   PIMCO Total Return Sub-Account
     05/01/01* to 12/31/01.......   1.001008      1.054196        1,661

--------
*  Date on which the Sub-Account first became available.

   VA 271

                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                            AMERICAN GROWTH SERIES

                      SUPPLEMENT DATED SEPTEMBER 24, 2002

                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

   This supplement contains revisions to information contained in the Statement of Additional Information and should only be read along with the Prospectus dated May 1, 2002 and the Prospectus dated May 1, 2000, as Supplemented May 1, 2002 and September 24, 2002, and the May 1, 2002 American Growth Series Statement of Additional Information ("SAI").

   The following replaces information in the CALCULATION OF PERFORMANCE DATA that begins on page II-4 of the SAI with respect to the PIMCO Total Return Sub-Account only which appears on pages II-8 and II-26, and the PIMCO Total Return Portfolio only which appears on pages II-12, II-14, II-15, II-16 and II-18:

               SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-8)

   For purchase payment allocated to the PIMCO Total Return Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                   Since Inception of the Sub-Account -3.24%

          FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-12)
                                (NON-STANDARD)

   For purchase payment allocated to the PIMCO Total Return Portfolio

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                       Since Inception of the Fund -3.84%

VA272

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                              INVESTMENT RESULTS

                         CONTRACT VALUE (1) (p. II-14)
                         --------------

                                              PIMCO
                                              TOTAL
                                              RETURN
                                            ----------
                         As of December 31:
                         1983..............
                         1984..............
                         1985..............
                         1986..............
                         1987..............
                         1988..............
                         1989..............
                         1990..............
                         1991..............
                         1992..............
                         1993..............
                         1994..............
                         1995..............
                         1996..............
                         1997..............
                         1998..............
                         1999..............
                         2000..............
                         2001.............. $10,439.76

                        SURRENDER VALUE (1) (p. II-15)
                        ---------------

                                              PIMCO
                                              TOTAL
                                              RETURN
                                             ---------
                          As of December 31:
                          1983..............
                          1984..............
                          1985..............
                          1986..............
                          1987..............
                          1988..............
                          1989..............
                          1990..............
                          1991..............
                          1992..............
                          1993..............
                          1994..............
                          1995..............
                          1996..............
                          1997..............
                          1998..............
                          1999..............
                          2000..............
                          2001.............. $9,753.97

           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE (1) (p. II-16)
           ------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001...........................  4.40%
                     Cumulative Return..............  4.40
                     Annual Effective Rate of Return  5.29

          ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE (1) (p. II-18)
          -------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001........................... -2.46%
                     Cumulative Return.............. -2.46
                     Annual Effective Rate of Return -2.94

PIMCO TOTAL RETURN SUB-ACCOUNT (p. II-26)

   PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                    % CHANGE  ANNUAL   BEGINNING    END OF
                                    IN UNIT  EFFECTIVE OF PERIOD  PERIOD UNIT
                                     VALUE     RATE    UNIT VALUE    VALUE
                                    -------- --------- ---------- -----------
  10 months ended December 31, 2001   5.4%      6.1%    1.000000   1.053729

--------
* Unit values do not reflect the impact of any Contingent Deferred Sale Charge, premium tax charge, or the annual Administration Contract Charge.

   The following replaces information in the HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS that begins on page II-34 of the SAI with respect to the PIMCO Total Return Portfolio only which appears on page II-36:

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                                           PIMCO
         PAYMENT                   CALENDAR                                                TOTAL
          YEAR                       YEAR                        AGE                      RETURN
         -------                   --------                      ---                      ------
                        1                       1983             65
                        2                       1984             66
                        3                       1985             67
                        4                       1986             68
                        5                       1987             69
                        6                       1988             70
                        7                       1989             71
                        8                       1990             72
                        9                       1991             73
                       10                       1992             74
                       11                       1993             75
                       12                       1994             76
                       13                       1995             77
                       14                       1996             78
                       15                       1997             79
                       16                       1998             80
                       17                       1999             81
                       18                       2000             82
                       19                       2001             83                                $836.18
                       20                       2002             84                                 860.14

                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN GROWTH SERIES-I

                      SUPPLEMENT DATED SEPTEMBER 24, 2002

                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

   This supplement contains revisions to information contained in the Statement of Additional Information and should only be read along with the Prospectus dated May 1, 2000, as Supplemented May 1, 2002 and September 24, 2002, and the May 1, 2002 American Growth Series-I Statement of Additional Information ("SAI").

   The following replaces information in the CALCULATION OF PERFORMANCE DATA that begins on page II-4 of the SAI with respect to the PIMCO Total Return Sub-Account only which appears on pages II-8 and II-29, and the PIMCO Total Return Portfolio only which appears on pages II-12, II-15, II-17, II-19 and II-21:

               SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-8)

   For purchase payment allocated to the PIMCO Total Return Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                   Since Inception of the Sub-Account -4.76%

          FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-12)
                                (NON-STANDARD)

   For the purchase payment allocated to the PIMCO Total Return Portfolio

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------

                       Since Inception of the Fund -4.29%

VA273

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                              INVESTMENT RESULTS

                         CONTRACT VALUE (1) (p. II-15)
                         --------------

                     PIMCO
                     TOTAL
                     RETURN
                   ----------
As of December 31:
1983..............
1984..............
1985..............
1986..............
1987..............
1988..............
1989..............
1990..............
1991..............
1992..............
1993..............
1994..............
1995..............
1996..............
1997..............
1998..............
1999..............
2000..............
2001.............. $10,444.14

                        SURRENDER VALUE (1) (p. II-17)
                        ---------------

                    PIMCO
                    TOTAL
                    RETURN
                   ---------
As of December 31:
1983..............
1984..............
1985..............
1986..............
1987..............
1988..............
1989..............
1990..............
1991..............
1992..............
1993..............
1994..............
1995..............
1996..............
1997..............
1998..............
1999..............
2000..............
2001.............. $9,758.05

           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE (1) (p. II-19)
           ------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001...........................  4.44%
                     Cumulative Return..............  4.44
                     Annual Effective Rate of Return  5.34

          ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE (1) (p. II-21)
          -------------------------------------------

                                                     PIMCO
                                                     TOTAL
                                                     RETURN
                                                     ------
                     As of December 31:
                     1983...........................
                     1984...........................
                     1985...........................
                     1986...........................
                     1987...........................
                     1988...........................
                     1989...........................
                     1990...........................
                     1991...........................
                     1992...........................
                     1993...........................
                     1994...........................
                     1995...........................
                     1996...........................
                     1997...........................
                     1998...........................
                     1999...........................
                     2000...........................
                     2001........................... -2.42%
                     Cumulative Return.............. -2.42
                     Annual Effective Rate of Return -2.89

PIMCO TOTAL RETURN SUB-ACCOUNT (p. II-29)

   Percent Change in Unit Value and Annual Effective Rate of Return*

                                    % CHANGE  ANNUAL   BEGINNING    END OF
                                    IN UNIT  EFFECTIVE OF PERIOD  PERIOD UNIT
                                     VALUE     RATE    UNIT VALUE    VALUE
                                    -------- --------- ---------- -----------
  10 months ended December 31, 2001   5.4%      6.2%    1.000000   1.054196

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

   The following replaces information in the HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS that begins on page II-37 of the SAI with respect to the PIMCO Total Return Portfolio only which appears on page II-39:

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                               PIMCO
                         PAYMENT  CALENDAR     TOTAL
                          YEAR      YEAR   AGE RETURN
                         -------  -------- --- ------
                                1   1983   65
                                2   1984   66
                                3   1985   67
                                4   1986   68
                                5   1987   69
                                6   1988   70
                                7   1989   71
                                8   1990   72
                                9   1991   73
                               10   1992   74
                               11   1993   75
                               12   1994   76
                               13   1995   77
                               14   1996   78
                               15   1997   79
                               16   1998   80
                               17   1999   81
                               18   2000   82
                               19   2001   83  $836.18
                               20   2002   84   860.43

                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

             AMERICAN GROWTH SERIES AND AMERICAN GROWTH SERIES - I

                      SUPPLEMENT DATED SEPTEMBER 24, 2002
                                    TO THE
               SUPPLEMENTS DATED MAY 1, 2002 TO THE PROSPECTUSES
                               DATED MAY 1, 2000

    This Supplement describes changes to the prospectus describing the American Growth Series and American Growth Series-I variable annuity contracts (the "Contracts") issued by New England Life Insurance Company. You should retain this supplement with your contract prospectus for future reference.

    Please note the following corrected telephone number and address:

        A complete prospectus dated May l, 2000, as well as the Statement of Additional Information, may be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, MA 02116 or telephoning 1-800-356-5015.


   VA276